Short Term Deposits (Details) - Schedule of Short Term Deposits - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 26,507	$ 299
United States of America, Dollars
Schedule of Short Term Deposits [Line Items]
Bank deposits	6,240	299
Israel, New Shekels
Schedule of Short Term Deposits [Line Items]
Bank deposits	$ 20,267